CASH DIVIDEND (Details) $ / shares in Units, ¥ in Millions, $ in Millions	2 Months Ended	3 Months Ended
	Aug. 17, 2026 USD ($) $ / shares	Mar. 31, 2026 $ / shares	Sep. 30, 2025 CNY (¥) $ / shares	Mar. 31, 2025 CNY (¥) $ / shares	Jun. 30, 2026 CNY (¥)
2025 Q1 dividends
CASH DIVIDEND
Declaration date				Mar. 20, 2025
Cash dividends declared (in $ per share)				$ 0.097
Record date				Apr. 09, 2025
Dividends payable | ¥				$ 2,136
O2025 Q3 dividends
CASH DIVIDEND
Declaration date			Aug. 20, 2025
Cash dividends declared (in $ per share)			$ 0.081
Record date			Sep. 09, 2025
Dividends payable | ¥			$ 1,771
O2026 Q1 Dividends
CASH DIVIDEND
Declaration date		Mar. 18, 2026
Cash dividends declared (in $ per share)		$ 0.13
Record date		May 04, 2026
Dividends payable | ¥					¥ 2,844
O2026 Q3 Dividends | Subsequent Event
CASH DIVIDEND
Declaration date	Aug. 17, 2026
Cash dividends declared (in $ per share)	$ 0.087
Record date	Sep. 08, 2026
Dividends payable | $	$ 275
ADS | 2025 Q1 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)				$ 0.97
ADS | O2025 Q3 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)			$ 0.81
ADS | O2026 Q1 Dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)		$ 1.3
ADS | O2026 Q3 Dividends | Subsequent Event
CASH DIVIDEND
Cash dividends declared (in $ per share)	$ 0.87